AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 21, 2002
                                                SECURITIES ACT FILE NO. 33-12213
                                        INVESTMENT COMPANY ACT FILE NO. 811-5037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

           Pre-Effective Amendment No. ___                                   [ ]

           Post-Effective Amendment No. 132                                  [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

           Amendment No. 133                                                 [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                    (Address of Principal Executive Offices)
                                 (626) 914-7373
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[X]   immediately upon filing pursuant to paragraph (b).
[ ]   on (date) pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment




                             DAL INVESTMENT COMPANY


                                     [LOGO]



                              Fund*X Upgrader Fund
                  a series of Professionally Managed Portfolios


Fund*X Upgrader Fund is a mutual fund that seeks long-term capital growth. The Fund will pursue these objectives by investing exclusively in shares of other mutual funds. These investments will primarily be made in equity mutual funds. DAL Investment Company, LLC is the investment advisor to the Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                  The date of this Prospectus is June 21, 2002




                                Table of Contents

An Overview of the Fund: Risk/Return Summary..................................3
Performance...................................................................5
Fees and Expenses.............................................................5
Investment Objective and Principal Investment Strategies......................6
Primary Risks of Investing in the Fund........................................9
Investment Advisor............................................................11
Shareholder Information.......................................................11
Pricing of Fund Shares........................................................16
Dividends and Distributions...................................................16
Tax Consequences..............................................................16
Financial Highlights..........................................................18
PRIVACY NOTICE.................................................Inside Back Cover


                  An Overview of the Fund: Risk/Return Summary

What is the Fund's  The Fund seeks long-term capital growth.
investment goal?


What are the        The Fund  seeks  to  achieve  this  objective  by  investing
Fund's primary      primarily  in  no-load  and  load-waived  mutual  funds that
investment          invest primarily in common stocks,  sometimes referred to in
strategies?         this Prospectus as the "Underlying Funds". The Fund seeks to participate in the total stock market by investing in Underlying Funds that in turn invest in the stocks of large, medium and small capitalization domestic and international companies. Various Underlying Funds may emphasize either value or growth styles of investing or a combination. The
                    Fund may also purchase shares of Underlying Funds that invest in fixed-income securities.

                    In selecting investments for the Fund's portfolio, DAL Investment Company, LLC (the "Advisor") uses an "Upgrading" investment strategy. The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it determines to be the top performing funds within a given style and risk class, and staying with those funds as long as they continue providing superior results.

                    Because the Fund will bear its share of the fees and expenses of the Underlying Funds, you will pay higher expenses than would be the case if you made a direct investment in the Underlying Funds.


What are the        As with all mutual  funds,  there is the risk that you could prinicipal risks of lose money on your  investment  in the Fund.  The  following
investing in the    risks could affect the value of your investment:
Fund?

                    o Market Risk - The value of the Fund's shares will go up and down based on the performance of the mutual funds it owns and other factors affecting the securities markets generally.

                    o Price Volatility - The Underlying Funds invest primarily in common stocks and the market for these securities can be volatile. The value of the Fund's shares may fluctuate significantly in the short term.

                    o Management Risk - The risk that investment strategies employed by the Advisor in selecting the Underlying Funds and those used by the Underlying Funds in selecting investments - including the ability of the investment advisory organizations that manage the
                         Underlying Funds to assess economic conditions and investment opportunities - may not result in an increase in the value of your investment or in overall performance equal to other investments.

                    o Foreign Securities Risk - At times, Underlying Funds held in the portfolio may have significant investments in foreign securities. Foreign investments by the Underlying Funds involve additional risks, including changing currency values, different political and regulatory environments and other overall economic factors in the countries where the Underlying Funds invest.

                    o Small Company Risk - Securities of small companies, in which the Underlying Funds may invest, involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies.

                    o Non-Diversification Risk - Underlying Funds that are non-diversified may invest a larger percentage of their assets in individual companies than a mutual fund that is diversified. This may result in the Fund's share price being more volatile than if it did not invest in non-diversified Underlying Funds.

                    o Concentration Risk - To the extent Underlying Funds concentrate their investments in a particular industry sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.


                    o Interest Rate and Credit Risk - These risks apply to the extent the Underlying Funds hold fixed-income securities. Interest rates may go up resulting in a decrease in the value of the securities held by the Underlying Funds. Longer maturities generally involve greater risk than shorter maturities. Issuers of fixed-income securities might be unable to make principal and interest payments when due. The Fund will not invest directly in Underlying Funds that focus on investment in securities rated below investment grade. However, some Underlying Funds may have a portion of their portfolios invested in such bonds. The value of fixed-income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

                    An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who may want to The Fund may be appropriate for long-term investors who can invest in the Fund? accept the risks of investing in a portfolio that depends largely on the value of common stock holdings. The Fund may not be appropriate for investors seeking regular income or stability of principal or those pursuing a short-term goal.

                                   Performance

Because the Fund has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included here.

                                Fees and Expenses

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases.........................   None
Maximum deferred sales charge (load).....................................   None

Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)


Management Fee........................................................... 1.00%
Distribution (12b-1) Fee(2).............................................. 0.00%
Other Expenses .......................................................... 1.25%
                                                                          -----


Total Annual Fund Operating Expenses..................................... 2.25%
Fee Reduction and/or Expense Reimbursement...............................(0.75%)
                                                                         -------

Indirect Operating Expenses.............................................. *
Net Expenses............................................................. 1.50%
                                                                          =====


(1) Other Expenses are estimated for the first fiscal year of the Fund. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for a period of at least 10 years and for an indefinite period thereafter to ensure that Total Fund Operating Expenses will not exceed the net expense amount shown. The Advisor may be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time but the Advisor may not do so without the approval of the Trustees.

(2) The Fund has not implemented a distribution plan pursuant to Rule 12b-1. The Fund may, however, invest in Underlying Funds that charge 12b-1 fees.

* To the extent that the Fund invests in other mutual funds, the Fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the Fund. Therefore, to the extent that the Fund invests in other mutual funds, the Fund will incur higher expenses than indicated in this table. As of the date of this Prospectus, the total expenses of the underlying mutual funds in which the Fund invests range from 0.25% to 2.83%. Because the Advisor selects underlying funds without regard to expenses (see "Investment Objective and Principal Investment Strategies"), the actual expenses are expected to vary with changes in the allocation of the Fund's assets among the various underlying Funds in which the Fund invests.


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested and the Fund's operating expenses remain the same. Net expenses have been used in calculating expenses for one year and gross expenses have been used in calculating expenses for three years. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


                 One Year ..................$153
                 Three Years ...............$474
                 Five Years.................$818
                 Ten Years................$1,791


            Investment Objective and Principal Investment Strategies

The Fund seeks long-term capital growth.


The Fund pursues its objective by investing primarily in no-load and load-waived mutual funds, sometimes referred to in this Prospectus as the "Underlying Funds", specializing in common stocks. Although the Fund primarily invests in no-load and load-waived mutual funds, the Fund is not precluded from investing in Underlying Fund's with sales-related expenses and or service fees in excess of 0.25%. The Fund will invest primarily in other mutual funds that have an investment objective similar to the Fund's, or that otherwise are permitted investments under the Fund's investment policies described herein. Nevertheless, the mutual funds purchased by the Fund likely will have certain investment policies, and use certain investment practices that may be different from those of the Fund and not described herein. These other policies and practices may subject the other funds' assets to varying or greater degrees of risk.


At times the Fund may invest in total return funds, with investment objectives that incorporate both income and capital appreciation, or bond funds with varying maturities and credit qualities. Investment in such funds is intended to reduce the risk and potential volatility of the underlying stocks held by common stock funds which the Fund will hold, although there can be no assurance that bond fund holdings will be able to moderate risk in this manner.

The Advisor selects primarily common stock mutual funds which the Advisor believes offer above-average prospects for capital growth. The Advisor believes such funds can be identified primarily through classifying based on risk, as measured by historical performance, with a focus on downside records, and secondarily through ranking based on more recent performance. The Advisor believes that investing in other mutual funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities.

In the aggregate, the Underlying Funds will invest across the range of the total market, including stocks of companies with large, medium and small average capitalizations, and will at various times emphasize either value or growth styles of investing or a combination. The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization funds, $2.5 billion to $7.5 billion to be medium capitalization funds, and $2.5 billion or less to be small capitalization funds. Although not its primary investment focus, the Fund also may purchase shares of international and global Underlying Funds that invest in securities of companies located outside of the U.S., when they meet the Advisor's selective criteria. Such funds may comprise between 0% to 40% of the Fund's portfolio. Investors should be aware that some domestic funds also may invest to a limited degree in international companies, and thus, at times, actual international or global exposure could be greater than 40% of the Fund's assets.

In selecting investments for the Fund's portfolio, the Advisor employs an "Upgrading" investment strategy. The Advisor believes that the best investment returns can be attained by continually upgrading assets into what it determines to be the current top performing funds within a given style and risk class. Continually upgrading refers to the ongoing process of (1) classifying funds by risk, (2) ranking the funds based on performance using the Advisor's proprietary methodology, and (3) adjusting the Fund's portfolio holdings to upgrade from underperforming funds to those that rank higher as a result of this analysis. The Advisor's Upgrading investment strategy is a systematic method of following market leadership that has been developed by the Advisor over the past 32 years. Upgrading is based upon the observation that few, if any, money managers consistently excel. The Advisor believes that every professional money manager has a particular style that works well in some, but not all market environments. Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, international and domestic areas. Leadership changes because economic conditions change. But in the Adviser's view, most fund managers don't change their particular styles when the market leadership changes.

The Adviser's approach is to combine the talents and research of those it believes to be the country's leading money managers to seek superior returns. The Upgrading system is designed to be a logical system of investing with top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best. The Advisor believes this continuous process can provide an effective way to participate successfully in a broad range of opportunities as they develop. This strategy is possible only because of minimal, if any, transaction costs using no-load or load-waived funds.

The Advisor's Upgrading strategy has been featured in Money, Barron's, Forbes, Business Week, Personal Finance, Financial World, and Bottom Line Personal.


The Advisor has observed a great diversity of performance returns, typically with only a small percentage of money managers ever invested in the right sectors of the equity market at the right time. Since market leadership is forever rotating, the Advisor moves incrementally toward the top ranked funds by progressively selling the lower ranked funds and reinvesting in the new leaders. In the Advisor's view, the no-load advantage, properly used, makes it possible to succeed with the best mutual funds while they are performance leaders. The Advisor uses a proprietary system as its primary screen to classify funds according to risk based primarily on their historical performance, with emphasis on their downside records. As its secondary selection process, the Advisor then scores and ranks the funds by its proprietary system based on one-month, three-month, six-month, and twelve-month total returns. Risk categories include Class 1, Most Speculative; Class 2, Speculative; Class 3, Higher Quality Growth; and Class 4, Total Return funds. Since 1976, the Advisor has published a monthly newsletter, NoLoad Fund*X, providing performance data on over 700 funds, including Fund X Scores and Ranks. Although generally the Underlying Funds purchased for the Fund*X Upgrader Fund will also be highly ranked in NoLoad FundX, the Advisor may also invest in funds not included in the newsletter, such as institutional or other funds not available to the general public but available to the Advisor.


The Fund is designed for investors seeking capital growth who are willing to accept volatility similar to the broad U.S. stock market. The Advisor will generally invest in Class 3 higher quality growth funds, but may invest a portion of the Fund's portfolio in the other Classes when the Advisor either perceives greater potential returns by taking additional risk in Class 1 or 2 speculative funds, or believes the market dictates that the Fund should be more defensive and hold Class 4 total return funds.

Up to 25% of the Fund's assets may be invested in shares of a single Underlying Fund. The Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.

The Fund will normally invest only in Underlying Funds that do not impose up-front sales loads, deferred sales loads, distribution fees of more than 0.25% or redemption fees. If the Fund invests in an Underlying Funds that normally charges a sales load, it will use available sales load waivers and quantity discounts to eliminate the sales load.

The Fund is independent from any of the Underlying Funds in which it invests and has little voice in or control over the investment practices, policies or decisions of those Underlying Funds. If the Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses. An Underlying Fund may limit the Fund's ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid and subject to the Fund's overall limit on illiquid securities. For example, no Underlying Fund is required to redeem any of its shares owned by the Fund in an amount exceeding 1% of the Underlying Fund's shares during any period of less than 30 days. As a result, to the extent that the Fund owns more than 1% of an Underlying Fund's shares, the Fund may not be able to liquidate those shares promptly in the event of adverse market conditions or other considerations.

Also, the investment advisers of the Underlying Funds in which the Fund invests may simultaneously pursue inconsistent or contradictory courses of action. For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that the Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

The Fund anticipates that its annual portfolio turnover rate will be approximately 150%. A high portfolio turnover rate (100% or more) may result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect the Fund's performance.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. Government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. This may result in the Fund not achieving its investment objective.

                     Primary Risks of Investing in the Fund

As all investments in securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

Market Risk. The Fund's assets will be invested primarily in Underlying Funds that themselves invest primarily in equity securities. The value of your investment in the Fund depends on the value of the Underlying Funds it owns. In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which it has invested. Fluctuations in the value of equity securities will occur based on the earnings of the issuing company and on general industry and market conditions. Equity markets can be volatile.

Small Company Risk. To the extent that an Underlying Fund invests in small cap companies, your investment in the Fund will also be subject to small company risk - the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments. Securities of small companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors, who may prefer to hold securities of large capitalization companies. The Advisor will attempt to hold small company funds only when small company stocks are outperforming large company stocks.

Interest and Credit Risk. These risks apply to the extent that the Underlying Funds hold bonds and other fixed-income securities. Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed income and convertible securities, and preferred stock. Generally, the value of a fixed income portfolio will decrease when interest rates rise. Under these circumstances, an Underlying Fund's net asset value may also decrease. Also, fixed income securities with longer maturities generally involve greater risk than those with shorter maturities. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed income securities and the market's perception of that issuer's ability to repay principal and interest when due can also affect the value of fixed income securities held by an Underlying Fund. The Fund will not invest directly in Underlying Funds that focus on investment in securities rated below investment grade. However, some Underlying Funds may have a portion of their portfolios invested in such bonds. The value of securities that are considered below investment grade, sometimes known as junk bonds, may be more volatile than the value of fixed income securities that carry ratings higher than "BB". For example, the market price of junk bonds may be more susceptible to real or perceived economic, interest rate or market changes, political changes or adverse developments specific to the issuer.

Foreign Securities Risk. To the extent that one or more Underlying Funds invest in securities of foreign companies, your investment in the Fund is subject to foreign securities risks. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.


Non-Diversification Risk. Some of the Underlying Funds may be non-diversified under the Investment Company Act of l940 (the "1940 Act"). This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of an issuer. This means that the value of the Underlying Fund's shares may be volatile and fluctuate more than shares of a fund that invests in a broader range of issuers because the Underlying Fund is tied more closely to the adverse economic, political or regulatory developments affecting that issuer.


Concentration Risk. In the case of an Underlying Fund that concentrates it investments in a particular industry or industry group, events may occur that impact that industry or industry group more significantly than the stock market as a whole. An investment in a non-diversified Underlying Fund can normally be expected to have greater fluctuations in value than an investment in an Underlying Fund that includes a broader range of investments.

Derivative Risk. Some Underlying Funds may use derivative instruments - so called because their value derives from the value of an underlying asset, currency or index. Investments in such Underlying Funds may involve the risk that the value of derivatives may rise of fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Leverage Risk. Some Underlying Funds may borrow money for leveraging. Interest expenses may exceed the income from the assets purchased with such borrowings. While the interest obligation resulting from a borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the net asset value per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

                               Investment Advisor


DAL Investment Company, LLC, the Fund's investment advisor, is located at 235 Montgomery Street, Suite 1049, San Francisco, CA 94104. The Advisor has been providing investment advisory services to individual and institutional investors since 1969. The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts. The Advisor presently has assets under management of approximately $700 million. The Advisor supervises the Fund's investment activities and determines which investments are purchased and sold by the Fund. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee which is calculated at the annual rate of 1.00% of the Fund's average daily net assets.


Investment decisions for the Fund are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor's organization.

Fund Expenses


The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that annual total Fund operating expenses will not exceed 1.50% of average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. Under the expense limitation agreement, the Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees, who may terminate the reimbursement arrangement at any time. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.


                             Shareholder Information

How to Buy Shares


You may open a Fund account with $2,500 and add to your account at any time with $100 or more. You may open a retirement plan account with $1,000 and add to your account at any time with $100 or more. After you have opened your Fund account, you also may make automatic subsequent monthly investments of $100 or more through the Automatic Investment Plan. The Fund may waive minimum investment requirements from time to time.


You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund is not required to issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

By Check

If you are making your first investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "Fund*X Upgrader Fund") to:

         Fund*X Upgrader Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

If you wish to send your Application Form and check via an overnight delivery service (such as FedEx), delivery cannot be made to a post office box. In that case, you should use the following address:

         Fund*X Upgrader Fund
         c/o U.S. Bancorp Fund Services, LLC
         615 Michigan Street, 3rd Floor
         Milwaukee, WI 53202-5201

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Fund*X Upgrader Fund" to the Fund in the envelope provided with your statement or to the P.O. Box above. You should write your account number on the check.

By Wire

If you are making your first investment in the Fund, before you wire funds you should call the Transfer Agent at (866) 455-FUND [3863] between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:

         U.S. Bank, National Association
         425 Walnut Street
         Cincinnati, OH, 45202
         ABA #042000013
         Credit:  U.S. Bancorp Fund Services, LLC
                  A/C #112-952-137
         FFC:     Name of Fund
                  Shareholder Registration
                  Shareholder Account Number (if known)

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker or agent holds your shares in an omnibus account in the broker's or agent's name, and the broker or agent maintains your individual ownership records. The Fund may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker or its agent may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

Retirement Plans

The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an account by calling (866) 455-FUND [3863]. If you wish to open another type of retirement plan, please contact the Distributor.

How to Exchange Shares

Should your investment needs change, you may exchange your Fund shares for shares of the First American Prime Obligations Class A Fund ("First American Fund"), a money market fund. Exchanges may be made in amounts of $1,000 or more.

You may exchange your shares by simply sending a written request to the Fund's Transfer Agent. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration.

If your account has telephone privileges, your may also exchange Fund shares by calling the Transfer Agent at (866) 455-FUND [3863] between the hours of 9:00 a.m. and 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading. If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed under "How to Sell Shares".

This exchange privilege does not constitute an offering or recommendation on the part of the Fund or Advisor of an investment in the First American Fund. Prior to making such an exchange, you should obtain and carefully read the prospectus for the First American Fund. The Fund may modify the exchange privilege by giving 60 days' written notice to its shareholders.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open
for  business   either   directly  to  the  Fund  or  through  your   investment
representative.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

         Fund*X Upgrader Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701


If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (866) 455-FUND [3863] between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemption proceeds will be processed on the next business day and mailed to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.


When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

You may request telephone transaction privileges after your account is opened by calling the Transfer Agent at (866) 455-FUND [3863] for instructions.

You may have difficulties in making a telephone transaction during periods of abnormal market activity. If this occurs, you may mail your transaction request in writing to the address noted above.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your first investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $5,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $5,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $5,000 before the Fund takes any action.


The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. The Fund does not expect to do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash. If you receive a distribution in kind, you could incur brokerage or other charges when converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.


To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution". These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

                             Pricing of Fund Shares

The price of the Fund's shares is based on the Fund's net asset value. It is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the number of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           Dividends and Distributions

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

                                Tax Consequences

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.


By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


If you sell or exchange your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.



                              Financial Highlights

This table shows the Fund's financial performance for the period shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The Fund's financial statements are included in the Semi-Annual Report, which is available upon request.

For a capital share outstanding throughout the period

                                                              Period Ended
                                                           April 30, 2002 (1)
                                                               (Unaudited)
                                                           -------------------

Net asset value, beginning of period                                $25.00
                                                                    ------

Income from investment operations:
     Net investment income                                           (0.05)(2)
     Net realized and unrealized gain on investments                  3.52
                                                                      ----
Total from investment operations                                      3.47
                                                                      ----

Less distributions:
     From net investment income                                      (0.19)
                                                                     ------

Net asset value, end of period                                      $28.28
                                                                    ======

Total return                                                         13.94% +

Ratios/supplemental data:
Net assets, end of period (thousands)                             $150,390
Ratio of expenses to average net assets:
     Before expense reimbursement                                     1.50% **
     After expense reimbursement                                      1.50% **
Ratio of net investment income to average net assets
     After expense reimbursement                                     (0.40%) **

Portfolio turnover rate                                              42.81%

** Annualized
+ Not Annualized
(1) Fund commenced operations on November 1, 2001
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.


                                 PRIVACY NOTICE


The Fund and the Advisor collect non-public information about you from the following sources:


o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

                              FUND*X UPGRADER FUND
           a series of Professionally Managed Portfolios (the "Trust")


For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's semi-annual report to shareholders and will be available in the Fund's annual report when it becomes available. The annual report includes a discussion of the market conditions and investment strategies that significantly affect the Fund's performance during its last fiscal year.


Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.


You can get free copies of these documents, request other information and discuss your questions about the Fund by contacting the Fund at:

                              Fund*X Upgrader Fund

                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                        Telephone: (866) 455-FUND [3863]

You can review and copy information including the Fund's SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


                                             (The Trust's SEC Investment Company
                                                   Act file number is 811-00537)





                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 21, 2002


                              FUND*X UPGRADER FUND,
                  A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS
                        235 MONTGOMERY STREET, STE. 1049
                             SAN FRANCISCO, CA 94104
                                 (415) 986-7979


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated June 21, 2002, as may be revised, of the Fund*X Upgrader Fund (the "Fund"), a series of Professionally Managed Portfolios (the "Trust"). DAL Investment Company, LLC (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus is available by calling number listed above or (866) 455-FUND [3863].

The Fund's financial statements (unaudited) for the period November 1, 2001 (commencement of operations) through April 30, 2002, are incorporated herein by reference to the Fund's Semi-Annual Report. A copy of the Semi-Annual Report may be obtained without charge by calling or writing the Fund as shown above.



                                TABLE OF CONTENTS

THE TRUST......................................................................2
INVESTMENT OBJECTIVE, POLICIES AND RISKS.......................................2
INVESTMENT RESTRICTIONS.......................................................11
DISTRIBUTIONS AND TAX INFORMATION.............................................12
TRUSTEES AND EXECUTIVE OFFICERS...............................................14
THE FUND'S INVESTMENT ADVISOR.................................................19
THE FUND'S SERVICE PROVIDERS..................................................20
THE FUND'S DISTRIBUTOR........................................................21
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................21
PORTFOLIO TURNOVER............................................................23
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................23
DETERMINATION OF SHARE PRICE..................................................25
PERFORMANCE INFORMATION.......................................................25
GENERAL INFORMATION...........................................................28
FINANCIAL STATEMENTS..........................................................29
APPENDIX A....................................................................30
APPENDIX B....................................................................33



                                    THE TRUST

Professionally Managed Portfolios is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.


The Trust is registered with the Securities and Exchange Commissions (the "SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Fund commenced operations on June 21, 2002, when a series of Trust for Investment Managers reorganized into the Fund, a newly formed series of Professionally Managed Portfolios.


                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Fund has the investment objective of seeking long-term growth of capital. The Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security.


The following information supplements the discussion of the Fund's investment objective and policies as set forth in its Prospectus. The Underlying Funds, no-load and load-waived mutual funds in which the Fund principally invests, may use the techniques described below or other techniques not declared herein. There can be no guarantee that the Fund's objective will be attained.


LEVERAGE THROUGH BORROWING. The Underlying Funds may borrow money for leveraging or other purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. Since substantially all of an Underlying Fund's assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund's agreement with its lender, the net asset value per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds. Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

FUND BORROWING. The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33-1/3% of the value of its total assets at the time of such borrowings. The Fund will not borrow for leveraging. When borrowing, the Fund will be subject to risks similar to those listed above in the section "Leveraging Through Borrowing".

WHEN-ISSUED SECURITIES. An Underlying Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund. To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income. At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that an Underlying Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

CONVERTIBLE SECURITIES AND WARRANTS. An Underlying Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock.

A warrant gives the holder the right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein).

PREFERRED STOCK. An Underlying Fund may invest in preferred stock. Preferred stock blends the characteristics of bonds and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

OPTIONS AND FUTURES. Underlying Funds may purchase and write call and put options on securities, securities indices, foreign currencies and may enter into futures contracts and use options on futures contracts with respect to such securities, indices and currencies. Underlying Funds may use these techniques to hedge against changes in securities prices, foreign currency exchange rates or as part of their overall investment strategy. Underlying Funds normally segregate liquid assets to cover obligations under options and futures contracts to reduce leveraging. Underlying Funds may also buy or sell interest rate futures contracts and options on interest rate futures contracts for the purpose of hedging against changes in the value of securities owned.

There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by the Underlying Funds. This may cause the futures or options to react differently from the Underlying Funds' securities to market changes. In addition, the investment advisers to the Underlying Funds could be incorrect in their expectations for the direction or extent of market movements. In these events, Underlying Funds could lose money on the options of futures contracts. It is also not certain that a secondary market for positions in options or futures contracts will exist at all times in which event the Underlying Fund will not be able to liquidate its positions without potentially incurring significant transactions costs.

FORWARD CURRENCY CONTRACTS. An Underlying Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

SWAP CONTRACTS


TYPES OF SWAPS. Swaps are a specific type of over-the-counter ("OTC") derivative involving privately negotiated agreements with a trading counterparty. An Underlying Fund may use the following (i) long equity swap contracts: where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities;
(ii) short equity swap contacts: where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences: equity swaps that contain both a long and short equity component.


USES. An Underlying Fund may use swaps for (i) traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes - where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where an Underlying Fund expects significant demand for redemptions and; (iv) direct investment - where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management - where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlyings Fund's investment advisor feels is the optimal exposure to individual markets, sectors and equities.

LIMITATIONS ON USE. There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

RISKS RELATED TO SWAPS. Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indices. An Underlying Fund can use swaps for many purposes, including hedging and investment gain. An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets, and currencies without having to actually sell current assets and purchase different ones. The use of swaps involves risks different from, or greater than the risks associated with investing directly in securities and other more traditional investments.

Swaps are subject to a number of risks described elsewhere in this section, including management risk, liquidity risk and the credit risk of the counterparty to the swaps contract. Since their value is calculated and derived from the value of other assets instruments or references, there is greater risk that the swap contract will be improperly valued. Valuation, although based on current market pricing data, is typically done by the counterparty to the swap contract. Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track. Also suitable swaps transactions may not be available in all circumstances and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

CREDIT AND COUNTERPARTY RISK. If the counterparty to the swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them. An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.

MANAGEMENT RISK. As noted above, an Underlying Fund's investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times. This will adversely affect an Underlying Fund's performance.

ILLIQUID SECURITIES. Typically, an Underlying Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an Underlying Fund's decision to dispose of such securities and the time when the Underlying Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933 that have a readily available market usually are not deemed illiquid for purposes of this limitation by Underlying Funds. However, investing in Rule 144A securities could result in increasing the level of an Underlying Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.


The Investment Company Act of 1940 (the "1940 Act") provides that an Underlying Fund whose shares are purchased by the Fund is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund's outstanding securities during any period of less than 30 days. Thus, shares of an Underlying Fund held by the Fund in excess of 1% of the Underlying Fund's outstanding securities will be considered not readily marketable securities, that together with other such securities, may not exceed 15% of the Fund's net assets. However, because the Fund has elected to reserve the right to pay redemption requests by a distribution of securities from the Fund's portfolio, instead of in cash, these holdings may be treated as liquid. In some cases, an Underlying Fund may make payment of a redemption by the Fund by distributing securities from its portfolio instead of cash. Thus it is possible that the Fund could hold securities distributed by an Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities. Disposing of such securities could cause the Fund to incur additional costs


SECURITIES LENDING. An Underlying Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. Generally, borrowers must deliver to an Underlying Fund collateral equal in value to at least 100% of the loaned securities at all times during the loan, marked to market daily. During the loan period, the borrower pays the Underlying Fund interest on such securities, and the Underlying Fund may invest the cash collateral and earn additional income. Loans are usually subject to termination at the option of the Underlying Fund or the borrower at any time. Lending portfolio securities involves risk of delay in recovery of the loaned securities and in some cases the loss of rights in the collateral if the borrower fails.

SHORT SALES. An Underlying Fund may seek to hedge investments or realize additional gains through short sales. In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer. The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by an Underlying Fund. An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security. An Underlying Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Typically an Underlying Fund will segregate liquid assets, which are marked to market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

DEPOSITARY RECEIPTS. An Underlying Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Underlying Funds may also hold American Depository Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets. Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of the Fund's investment policies, investments in ADRs, ADSs, EDRs, GDRs and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

RISKS OF INVESTING IN FOREIGN SECURITIES. An Underlying Fund may invest directly in foreign securities. Investments in foreign securities involve certain inherent risks, including the following:

POLITICAL AND ECONOMIC FACTORS. Foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

CURRENCY FLUCTUATIONS. An Underlying Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund's assets denominated in that currency. Such changes will also affect the Underlying Fund's income. The value of the Underlying Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro", effective January 1, 1999. The euro conversion, taking place over a several-year period, could have potential adverse effects on an Underlying Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Underlying Fund's operations.

MARKET CHARACTERISTICS. Many foreign securities in which an Underlying Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Underlying Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Underlying Fund assets may be released prior to receipt of payment or securities, may expose the Underlying Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

TAXES. The interest and dividends payable on some of an Underlying Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Underlying Fund shareholders.

EMERGING MARKETS. Some of the securities in which an Underlying Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Underlying Fund's investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

CORPORATE DEBT SECURITIES. Underlying Funds may invest in debt securities, including debt securities rated below investment grade. Bonds rated below BBB by Standard & Poor's Rating Service ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), commonly referred to "junk bonds", typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Underlying Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

SHORT-TERM INVESTMENTS. The Fund and Underlying Funds may invest in any of the following securities and instruments:

MONEY MARKET MUTUAL FUNDS. The Fund and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure. Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. The Fund and Underlying Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, the Fund and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES. The Fund and Underlying Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.


REPURCHASE AGREEMENTS. The Fund and Underlying Funds may enter into repurchase agreements in order to earn income on available cash, or as a defensive investment in which the purchaser (e.g., the Fund) acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund or an Underlying Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit worthy registered securities dealers with all such transactions governed by procedures adopted by the Advisor. The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.


If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund or an Underlying Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund or Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement. The Fund or an Underlying Fund's right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, the Fund or an Underlying Fund could suffer a loss.

                             INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. These investments restrictions do not impact the Underlying Funds. The Fund may not:

1. Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.   Purchase or sell real estate, commodities or commodity contracts.

5. Invest more than 25% of its total assets in the securities of any specific industry (other than investment companies).

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1.   Invest in any issuer for purposes of exercising control or management.

2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

3. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions. Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about
December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information. Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). It is the Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS


The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with Advisers, the Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Funds' investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and executive officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


----------------------- ----------- ---------------- --------------------------------- ----------------------

                         Position    Term of Office
  Name, Address            with       and Length of    Principal Occupation              Other Directorships
    and Age              the Trust    Time Served     During Past Five Years                   Held
----------------------- ----------- ---------------- --------------------------------- ----------------------
Independent Trustees of the Trust
-------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*       Chairman    Indefinite Term  Consultant, Talon Industries      None.
  (born 1943)           and         since May 1991.  (venture capital and business
2020 E. Financial Way,  Trustee                      consulting); formerly Chief
Suite 100,                                           Operating Officer, Integrated
Glendora, CA 91741                                   Asset Management (investment
                                                     advisor and manager) and formerly
                                                     President, Value Line, Inc.
                                                     (investment advisory and
                                                     financial publishing firm)
----------------------- ----------- ---------------- --------------------------------- ----------------------
Wallace L. Cook*        Trustee     Indefinite Term  Retired. Formerly Senior Vice     None.
  (born 1939)                       since May 1991.  President, Rockefeller Trust Co.;
2020 E. Financial Way,                               Financial Counselor, Rockefeller
Suite 100,                                           & Co.
Glendora, CA 91741
----------------------- ----------- ---------------- --------------------------------- ----------------------
Carl A. Froebel*        Trustee     Indefinite Term  Private Investor.  Formerly       None.
  (born 1938)                       since May 1991.  Managing Director, Premier
2020 E. Financial Way,                               Solutions, Ltd.  Formerly
Suite 100,                                           President and Founder, National
Glendora, CA 91741                                   Investor Data Services, Inc.
                                                     (investment related computer
                                                     software).
----------------------- ----------- ---------------- --------------------------------- ----------------------
Rowley W.P. Redington*  Trustee     Indefinite Term  President; Intertech (consumer    None.
  (born 1944)                       since May 1991.  electronics and computer service
2020 E. Financial Way,                               and marketing); formerly Vice
Suite 100,                                           President, PRS of New Jersey,
Glendora, CA 91741                                   Inc. (management consulting), and
                                                     Chief Executive Officer, Rowley
                                                     Associates (consultants).
----------------------- ----------- ---------------- --------------------------------- ----------------------
Ashley T. Rabun*        Trustee     Indefinite Term  Founder and Chief Executive       Independent Trustee,
  (born 1952)                       since May 2002.  Officer, InvestorReach, Inc.      Trust for Investment
2020 E. Financial Way,                              (financial services marketing and  Managers.
Suite 100,                                          distribution consulting).
Glendora, CA 91741
------------------------------------------------------------------------------------ ------------------------
Interested Trustee of the Trust
----------------------------------- ---------------- --------------------------------- ----------------------
Steven J. Paggioli**    Trustee     Indefinite Term  Consultant, U.S. Bancorp Fund     Trustee, Managers
  (born 1950)                       since May 1991.  Services, LLC since July, 2001;   Funds.
2020 E. Financial Way                                formerly, Executive Vice
Glendora, CA 91741                                   President, Investment Company
                                                     Administration, LLC ("ICA")
                                                     (mutual fund administrator
                                                     and the Fund's former
                                                     administrator).
-------------------------------------------------------------------------------------------------------------
Officers of the Trust
-------------------------------------------------------------------------------------------------------------
Steven J. Paggioli      President   Indefinite Term  See Above.                        See Above.
  (see above)           (Interested since May 1991.
                        Trustee -
                        see above.)
----------------------------------- ---------------- --------------------------------- ----------------------
Robert M. Slotky        Treasurer   Indefinite Term  Vice President, U.S. Bancorp Fund None.
  (born 1947)                       since May 1991.  Services, LLC since July, 2001;
2020 E. Financial Way,                               formerly, Senior Vice President,
Suite 100,                                           ICA (May 1997-July 2001); former
Glendora, CA 91741                                   instructor of accounting at
                                                     California State
                                                     University-Northridge (1997);
----------------------------------- ---------------- --------------------------------- ----------------------
Chad E. Fickett         Secretary   Indefinite Term  Compliance Administrator, U.S.    None.
  (born 1973)                       since March      Bancorp Fund Services, LLC since
615 East Michigan St.               2002.            July, 2000.
Milwaukee, WI 53202
----------------------------------- ---------------- --------------------------------- ----------------------




* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his position as President of the Trust. He is also a consultant with U.S. Bancorp Fund Services, LLC, the administrator for the Fund.

Compensation

Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the Trust's portfolios. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.


                              Aggregate      Pension or Retirement  Estimated Annual  Total Compensation
                          Compensation From   Benefits Accrued as     Benefits Upon  from Trust2 Paid to
Name of Person/Position     the Trust1       Part of Fund Expenses     Retirement          Trustees
------------------------- ----------------- ---------------------- ----------------- -------------------
Dorothy A. Berry, Trustee      $25,000                None                None             $25,000
------------------------- ----------------- ---------------------- ----------------- -------------------
Wallace L. Cook, Trustee       $20,000                None                None             $20,000
------------------------- ----------------- ---------------------- ----------------- -------------------
Carl A. Froebel, Trustee       $20,000                None                None             $20,000
------------------------- ----------------- ---------------------- ----------------- -------------------
Rowley W.P. Redington,
Trustee                        $20,000                None                None             $20,000
------------------------- ----------------- ---------------------- ----------------- -------------------
Ashley T. Rabun, Trustee       $20,000                None                None             $20,000
------------------------- ----------------- ---------------------- ----------------- -------------------



1 These figures represent estimates for the current fiscal year ended October 31, 2002.
2    There are currently numerous portfolios comprising the Trust.

Trust Committees

The Trust has two standing committees: the Audit Committee and the Valuation Committee.

The Audit Committee is comprised of all of the Trustees who are not "interested persons" as defined under the 1940 Act ("Independent Trustees"). It does not include interested Trustees of the Trust. The Audit Committee typically meets once per year with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of a Fund's pricing and financial reporting. As the Fund was recently approved by the Board as a series of the Trust, the Audit Committee has not met with respect to the Fund.

The Valuation Committee is comprised of one or more Independent Trustees and the Trust's Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. As the Fund was recently approved by the Board as a series of the Trust, the Valuation Committee has not met with respect to the Fund.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of May 31, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Fund:


--------------------------------- ----------- ------------------

Name and Address                  % Ownership Type of Ownership
--------------------------------- ----------- ------------------
Charles Schwab & Company, Inc.
Reinvest Account
101 Montgomery St.                   50.05%        Record
San Francisco, CA 94104-4122

National Investors Services Corp.
55 Water St., 32nd Floor             14.69%        Record
New York, NY 10041-3299
--------------------------------- ----------- ------------------



As of December 31, 2001, no Independent Trustee of the Trust beneficially owned shares of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate of thereof was a party.

                          THE FUND'S INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Fund by DAL Investment Company, LLC, 235 Montgomery Street, Suite 1049, San Francisco, California 94104, the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.


The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment", as defined in the 1940 Act. The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.


In granting its approval of the Advisory Agreement at a meeting of the Board of Trustees in February 2002, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Adviser to the Fund; (b) the appropriateness of the fees paid by the Fund to the Adviser; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Adviser; and (e) the nature of the Fund's investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Adviser's brokerage practices were reasonably efficient.

                          THE FUND'S SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the "Administrator"), provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. U.S. Bancorp Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. For it services as Administrator, U.S. Bancorp Fund Services, LLC receives a fee at an annual minimum rate of $36,000.

U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Fund and audit the Fund's financial statements. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441, are legal counsel to the Fund.


                             THE FUND'S DISTRIBUTOR

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.

After its initial two year term, the Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and
(ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act. The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

In connection with its duties to arrange for the purchase and sale of portfolio securities, the Advisor may use broker-dealers who will, in the Advisor's judgment, implement the Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the Advisor will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Advisor is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the manager determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Advisor is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and
(b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Advisor as its adviser or having the same administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund or other accounts of the Advisor, and that such research received by such other accounts may or may not be useful to the Fund. The Advisor will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Advisor determines that a better price or execution may be obtained by paying such commissions.

Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of the Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Board of Trustees will review quarterly the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions with broker-dealers, if any, on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.


                               PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of transactions which may result in the realization of capital gains.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES. The public offering price of Fund shares is the net asset value. The Fund receives the entire purchase price. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

HOW TO SELL SHARES. You can sell your Fund shares any day the NYSE is open for regular trading. The Fund may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

DELIVERY OF REDEMPTION PROCEEDS. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS. Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

AUTOMATIC INVESTMENT PLAN. As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) each business day. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.

Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper, Inc. or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD and BARRON'S.


Average Annual Total Return

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n - ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemptions) are calculated according to the following formula:

         P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemptions. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


                               GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.


                              FINANCIAL STATEMENTS

The semi-annual report for the Fund for the period ended April 30, 2001 is a separate document supplied with this SAI and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.



                                   APPENDIX A
                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".


                                     PART C
                             (Fund*X Upgrader Fund)

                                OTHER INFORMATION

Item 23.  Exhibits

(a) Agreement and Declaration of Trust dated February 17, 1997 was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Bylaws dated February 17, 1997 was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iv) Form of Operating Expenses Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (v)  Power of Attorney dated May 20, 2002 is filed herewith.

(i)  Opinion of Counsel is filed herewith.

(j)  Consent of Independent Public Accountants is not applicable.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p)  Code of Ethics

     (i) Code of Ethics for Registrant and Advisor was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference

     (ii) Code of Ethics for the Distributor was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on October 23, 2001 and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

     Reference is also made to Paragraph 6 of the Distribution Agreement.

Item 26.  Business and Other Connections of the Investment Adviser

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) once filed with the Securities and Exchange Commission.

Item 27.  Principal Underwriters.

     (a)  Quasar  Distributors,   LLC,  615  East  Michigan  Street,  Milwaukee,
          Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as Distributor for the following other investment companies:

------------------------------------------ ------------------------------------------------
          Advisors Series Trust                   Investors Research Fund, Inc.
------------------------------------------ ------------------------------------------------
           AHA Investment Funds                             IPS Funds
------------------------------------------ ------------------------------------------------
           Alpine Equity Trust                         Jacob Internet Fund
------------------------------------------ ------------------------------------------------
           Alpine Series Trust                     The Jensen Portfolio, Inc.
------------------------------------------ ------------------------------------------------
         Brandes Investment Trust                  Kayne Anderson Mutual Funds
------------------------------------------ ------------------------------------------------
      Brandywine Advisors Fund, Inc.                Kit Cole Investment Trust
------------------------------------------ ------------------------------------------------
     Builders Fixed Income Fund, Inc.              Light Revolution Fund, Inc.
------------------------------------------ ------------------------------------------------
            CCM Advisors Funds                          The Lindner Funds
------------------------------------------ ------------------------------------------------
       CCMA Select Investment Trust                        LKCM Funds
------------------------------------------ ------------------------------------------------
           Country Mutual Funds                        Monetta Fund, Inc.
------------------------------------------ ------------------------------------------------
            Cullen Funds Trust                         Monetta Trust, Inc.
------------------------------------------ ------------------------------------------------
     The Dessauer Global Equity Fund              1-800-MUTUALS Advisor Series
------------------------------------------ ------------------------------------------------
              Everest Funds                        MW Capital Management Funds
------------------------------------------ ------------------------------------------------
        First American Funds, Inc.                    PIC Investment Trust
------------------------------------------ ------------------------------------------------
First American Insurance Portfolios, Inc.       Professionally Managed Portfolios
------------------------------------------ ------------------------------------------------
  First American Investment Funds, Inc.               Purisima Funds Trust
------------------------------------------ ------------------------------------------------
   First American Strategy Funds, Inc.                   Quintara Funds
------------------------------------------ ------------------------------------------------
     First American Closed End Funds       Rainier Investment Management Mutual Funds
------------------------------------------ ------------------------------------------------
             FFTW Funds, Inc.                      RNC Mutual Fund Group, Inc.
------------------------------------------ ------------------------------------------------
     Fleming Mutual Fund Group, Inc.                    SAMCO Funds, Inc.
------------------------------------------ ------------------------------------------------
         Fort Pitt Capital Funds                        SEIX Funds, Inc.
------------------------------------------ ------------------------------------------------
           Glenmede Fund, Inc.                    TIFF Investment Program, Inc.
------------------------------------------ ------------------------------------------------
       Harding, Loevner Funds, Inc.               Trust for Investment Managers
------------------------------------------ ------------------------------------------------
           Hennessy Funds, Inc.               TT International U.S.A. Master Trust
------------------------------------------ ------------------------------------------------
     The Hennessy Mutual Funds, Inc.                      Wexford Trust
------------------------------------------ ------------------------------------------------
              Investec Funds                              Zodiac Trust
------------------------------------------ ------------------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Suzanne E. Riley   Secretary                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- ----------------------------
Paul Rock          Board Member                     None
------------------ -------------------------------- ----------------------------
Jennie Carlson     Board Member                     None
------------------ -------------------------------- ----------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

----------------------------------- --------------------------------------
Records Relating to:                Are located at:
----------------------------------- --------------------------------------
Registrant's Fund Administrator,    U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent  615 East Michigan Street, 3rd Floor
                                    Milwaukee, WI  53202
----------------------------------- --------------------------------------
Registrant's Custodian              U.S. Bank, National Association
                                    425 Walnut Street
                                    Cincinnati, OH  45202
----------------------------------- --------------------------------------
Registrant's Investment Advisor     DAL Investment Company, LLC
                                    235 Montgomery Street, Suite 1049
                                    San Francisco, CA 94104
----------------------------------- --------------------------------------

Item 29. Management Services Not Discussed in Parts A and B.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 21st day of June, 2002.


                                               Professionally Managed Portfolios

                                               By: Steven J. Paggioli*
                                                 ------------------------------
                                                   Steven J. Paggioli
                                                   President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on June 21, 2002.

Signature                     Title

Steven J. Paggioli*           President and Trustee
-------------------
Steven J. Paggioli

Dorothy A. Berry*             Trustee
-----------------
Dorothy A. Berry

Wallace L. Cook*              Trustee
----------------
Wallace L. Cook

Carl A. Froebel*              Trustee
----------------
Carl A. Froebel

Rowley W. P. Redington*       Trustee
-----------------------
Rowley W. P. Redington

Ashley T. Rabun*              Trustee
----------------
Ashley T. Rabun

Robert M. Slotky*             Principal Financial and Accounting Officer
-----------------
Robert M. Slotky

*  By /s/ Chad E. Fickett
   ------------------------
        Chad E. Fickett
        Attorney-in-Fact pursuant to Power
        of Attorney


EXHIBIT INDEX

      Exhibit                                               Exhibit No.
      -------                                               -----------

      Power of Attorney                                      EX-99.h.5.
      Opinion of Counsel                                     EX-99.i.